Income Taxes - Schedule of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 CNY (¥)	Feb. 29, 2020 CNY (¥)
Deferred income tax expense:
Total income tax expense	¥ 21,843	$ 3,463	¥ 4,760	¥ 4,189
Foreign Tax Authority | State Administration of Taxation, PRC
Current income tax expense:
PRC	7,407	1,175	8,030	16,865
Deferred income tax expense:
PRC	14,436	2,288	(3,270)	(12,676)
Total income tax expense	¥ 21,843	$ 3,463	¥ 4,760	¥ 4,189